CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (PARENTHETICAL) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Change in derivative losses on cash flow hedges, taxes	$ 0.0	$ 0.0	$ 0.9
Amortization of net actuarial losses and prior service cost, taxes	1.2	2.5	16.5
Adjustments of net actuarial losses and prior service cost, taxes	$ 3.9	$ (12.0)	$ 39.2